Loans and Leases Held for Investment, Net Lease Financing Receivables (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Loans and Leases Held for Investment, Net [Abstract]
Equipment Loans Receivable	$ 198,469	$ 114,147
Capital Leases - Residuals	85,130	52,602
Capital Leases - Unearned Income	127,730	97,488
Capital Leases, Net Investment in Direct Financing Leases, Net of Unearned Income	1,219,665	843,630
Capital Leases - Lease Origination Costs	23,591	15,736
Capital Leases Net Investment In Direct Financing Leases Purchase Discount	5,315	22,431
Capital Leases Net Investment In Direct Financing Leases Gross of Allowance for Loan and Lease Losses	1,237,941	836,935
Capital Leases, Net Investment in Direct Financing Leases, Allowance for Uncollectible Minimum Lease Payments	4,273	3,181
Capital Leases, Net Investment in Direct Financing Leases	1,233,668	833,754
Capital Leases, Future Minimum Payments Receivable, Next Twelve Months	347,117
Capital Leases, Future Minimum Payments Receivable in Two Years	290,918
Capital Leases, Future Minimum Payments Receivable in Three Years	209,096
Capital Leases, Future Minimum Payments Receivable in Four Years	129,957
Capital Leases, Future Minimum Payments Receivable in Five Years	62,194
Capital Leases, Future Minimum Payments Receivable Thereafter	24,514
Capital Leases, Future Minimum Payments Receivable	$ 1,063,796	$ 774,369